Non-Recourse Obligations of Variable Interest Entity (Schedule of Non-recourse Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
For the year ending December 31,
Less: net income (loss) attributable to noncontrolling interest	$ 0	$ 0	$ 444
Net cash from operating activities	$ 325,751	$ 289,898	$ 229,219